UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

The Rice Hall James Funds

Semi-Annual Report	April 30, 2020

RICE HALL JAMES SMALL CAP PORTFOLIO

RICE HALL JAMES MICRO CAP PORTFOLIO

Investment Adviser:

Rice Hall James & Associates, LLC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2020

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to their reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.7%††
	Shares	Value

COMMUNICATION SERVICES — 1.9%
Glu Mobile*	59,100	$460,980

CONSUMER DISCRETIONARY — 16.4%
Callaway Golf	28,600	409,552
Cheesecake Factory	16,000	356,640
Five Below*	4,700	423,752
K12*	9,900	224,829
Papa John’s International	8,700	625,704
Skyline Champion*	16,700	329,157
Steven Madden	10,500	263,235
Stoneridge*	12,372	247,811
Strategic Education	4,300	684,990
YETI Holdings*	10,900	300,949

		3,866,619

CONSUMER STAPLES — 2.3%
Calavo Growers	3,400	197,200
Primo Water	35,100	360,126

		557,326

FINANCIALS — 4.2%
Ameris Bancorp	14,700	373,821

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Banner	7,500	$288,225
FirstCash	4,600	330,464

		992,510

HEALTH CARE — 20.7%
Cardiovascular Systems*	2,209	92,778
CareDx*	19,400	492,372
Coherus Biosciences*	25,700	426,620
Emergent BioSolutions*	6,700	495,465
Encompass Health	9,200	609,500
Ensign Group	12,900	482,589
Integer Holdings*	5,500	409,530
NuVasive*	8,600	523,568
Omnicell*	7,900	575,910
Pacira BioSciences*	12,900	532,641
R1 RCM*	22,700	234,264

		4,875,237

INDUSTRIALS — 22.9%
Aerojet Rocketdyne Holdings*	13,300	547,162
Air Transport Services Group*	24,102	487,824
Chart Industries*	7,300	260,756
Cubic	8,200	313,322
ICF International	8,700	639,798
Lindsay	3,200	288,000
MasTec*	10,459	375,478
Mercury Systems*	5,976	532,820
Primoris Services	27,768	433,459
Rexnord	17,900	488,133
Tetra Tech	7,300	549,544
Vicor*	9,198	489,058

		5,405,354

INFORMATION TECHNOLOGY — 27.5%
Axcelis Technologies*	15,300	357,408
Brooks Automation	10,500	404,145
EPAM Systems*	2,600	574,314
Inphi*	2,800	270,312
Lattice Semiconductor*	31,070	699,386

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Model N*	11,000	$317,460
Onto Innovation*	15,400	499,884
Pegasystems	7,800	652,236
Progress Software	13,800	564,558
Radware*	19,527	462,595
Silicon Motion Technology ADR	5,943	261,135
Verint Systems*	10,400	444,496
Verra Mobility, Cl A*	47,500	425,600
Viavi Solutions*	29,800	359,984
WNS Holdings ADR*	3,876	189,343

		6,482,856

MATERIALS — 0.8%
Ingevity*	3,500	181,720

TOTAL COMMON STOCK (Cost $23,211,866)		22,822,602

SHORT-TERM INVESTMENT(A) — 4.2%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 0.160% (Cost $977,448)	977,448	977,448

TOTAL INVESTMENTS— 100.9% (Cost $24,189,314)		$23,800,050

Percentages are based on Net Assets of $23,593,326.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

ADR	American Depositary Receipt
Cl	Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2020 (Unaudited)

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.4%††

	Shares	Value

COMMUNICATION SERVICES — 3.8%
Glu Mobile*	83,100	$648,180
QuinStreet*	29,952	304,312
TechTarget*	14,700	342,804

		1,295,296

CONSUMER DISCRETIONARY — 9.4%
Boot Barn Holdings*	18,139	334,846
Core-Mark Holding	20,174	579,801
Johnson Outdoors, Cl A	7,827	535,054
K12*	16,200	367,902
Rubicon Project*	66,605	477,558
Stoneridge*	12,475	249,874
Vera Bradley*	52,909	291,529
Zumiez*	18,454	390,117

		3,226,681

CONSUMER STAPLES — 0.9%
elf Beauty*	22,600	295,382

ENERGY — 0.4%
National Energy Services Reunited*	28,800	147,168

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 5.5%
Carolina Financial	14,662	$496,015
Guaranty Bancshares	13,703	369,570
Heritage Financial	16,417	329,161
Opus Bank	20,134	386,975
Washington Trust Bancorp	8,360	292,684

		1,874,405

HEALTH CARE — 26.8%
ANI Pharmaceuticals*	9,283	371,413
AtriCure*	7,661	330,342
BioSpecifics Technologies*	11,759	669,204
Cardiovascular Systems*	8,347	350,574
CareDx*	24,384	618,866
Cerus*	100,667	619,102
CryoPort*	28,888	544,250
Inogen*	3,900	195,000
IntriCon*	27,678	365,350
iRadimed*	23,849	518,954
Lantheus Holdings*	32,697	426,696
LeMaitre Vascular	13,359	380,598
Mesa Laboratories	2,520	599,760
NeoGenomics*	18,665	510,301
Providence Service*	9,772	566,874
STAAR Surgical*	14,766	565,833
Tactile Systems Technology*	10,817	558,374
Utah Medical Products	6,248	518,584
Varex Imaging*	18,301	478,205

		9,188,280

INDUSTRIALS — 23.0%
Air Transport Services Group*	24,746	500,859
Alamo Group	4,400	433,136
Allied Motion Technologies	11,900	342,958
BG Staffing	25,551	310,445
CBIZ*	24,283	576,721
Construction Partners, Cl A*	31,221	572,281
CRA International	11,071	466,421
Energy Recovery*	46,349	377,281

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
ESCO Technologies	5,405	$412,401
Exponent	8,556	601,744
Kornit Digital*	13,879	460,436
MYR Group*	17,666	529,980
PGT Innovations*	22,615	233,839
Radiant Logistics*	104,853	448,771
SP Plus*	18,021	380,063
Sterling Construction*	57,106	564,207
Vicor*	12,560	667,815

		7,879,358

INFORMATION TECHNOLOGY — 22.7%
Airgain*	42,515	343,946
Axcelis Technologies*	26,058	608,715
Cerence*	25,523	540,067
CEVA*	5,800	181,830
Comtech Telecommunications	28,592	529,238
DSP Group*	27,831	480,085
Ebix	8,200	171,626
Harmonic*	84,586	490,599
Lattice Semiconductor*	20,157	453,734
LivePerson*	10,208	244,380
Luna Innovations*	32,000	244,160
MagnaChip Semiconductor*	27,100	313,547
Materialise ADR*	22,507	460,493
Model N*	20,020	577,777
OneSpan*	28,811	484,025
Perficient*	15,000	522,450
Silicon Motion Technology ADR	8,114	356,529
Virtusa*	16,417	541,761
Zix*	45,500	249,340

		7,794,302

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 0.9%
Haynes International	14,673	$324,273

TOTAL COMMON STOCK (Cost $30,698,602)		32,025,145

SHORT-TERM INVESTMENT(A) — 6.8%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 0.160% (Cost $2,315,140)	2,315,140	2,315,140

TOTAL INVESTMENTS— 100.2% (Cost $33,013,742)		$34,340,285

Percentages are based on Net Assets of $34,272,065.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2020.

ADR	American Depositary Receipt
Cl	Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
April 30, 2020 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Small Cap Portfolio	Micro Cap Portfolio

Assets:

Investments at Value (Cost $24,189,314 and $33,013,742, respectively)	$23,800,050	$34,340,285

Receivable for Investment Securities Sold	90,795	256,802

Receivable Due from Investment Adviser	7,495	—

Receivable for Capital Shares Sold	1,100	25,710

Dividends Receivable	162	2,153

Prepaid Expenses	11,113	11,081

Total Assets	23,910,715	34,636,031

Liabilities:

Payable for Investment Securities Purchased	214,191	209,852

Transfer Agent Fees Payable	45,518	22,398

Payable for Capital Shares Redeemed	22,436	77,504

Payable to Administrator	5,054	7,241

Payable to Trustees	3,496	5,218

Chief Compliance Officer Fees Payable	1,229	1,794

Payable to Investment Adviser	—	6,486

Other Accrued Expenses	25,465	33,473

Total Liabilities	317,389	363,966

Net Assets	$23,593,326	$34,272,065

Net Assets Consist of:

Paid-in Capital	$28,343,016	$35,291,414

Total Accumulated Loss	(4,749,690)	(1,019,349)

Net Assets	$23,593,326	$34,272,065

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,524,905	1,532,996

Net Asset Value,

Per share* — Institutional Class	$6.69	$22.36

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2020 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Portfolio	Micro Cap Portfolio

Investment Income

Dividends	$103,360	$111,532

Less: Foreign Taxes Withheld	(677)	—

Total Investment Income	102,683	111,532

Expenses

Investment Advisory Fees	125,939	150,307

Administration Fees	32,542	42,117

Trustees’ Fees	7,339	9,512

Chief Compliance Officer Fees	2,009	2,633

Transfer Agent Fees	92,666	55,295

Registration and Filing Fees	11,654	11,590

Legal Fees	8,617	11,296

Audit Fees	7,249	10,653

Printing Fees	4,823	7,640

Custodian Fees	2,487	2,486

Other Expenses	7,193	9,876

Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	302,518	313,405

Less:

Waiver of Investment Advisory Fees	(125,939)	(61,089)

Reimbursement from Adviser	(18,531)	—

Fees Paid Indirectly(1)	(7,782)	(3,833)

Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	150,266	248,483

Net Investment Loss	(47,583)	(136,951)

Net Realized Loss on Investments	(58,620)	(1,858,436)

Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,662,766)	(5,881,020)

Total Net Realized and Unrealized Loss on Investments	(4,721,386)	(7,739,456)

Net Decrease in Net Assets Resulting from Operations	$(4,768,969)	$(7,876,407)

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Operations:
Net Investment Loss	$(47,583)	$(178,209)
Net Realized Loss on Investments	(58,620)	(3,899,582)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,662,766)	3,673,235

Net Decrease in Net Assets Resulting in Operations	(4,768,969)	(404,556)

Distributions	—	(9,819,302)

Return of Capital	—	(40,146)

Capital Share Transactions:
Issued	1,368,169	7,308,741
Reinvestment of Distributions	—	9,790,105
Redeemed	(13,606,609)	(11,340,998)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,238,440)	5,757,848

Total Decrease in Net Assets	(17,007,409)	(4,506,156)

Net Assets:
Beginning of Period/Year	40,600,735	45,106,891

End of Period/Year	$23,593,326	$40,600,735

Shares Issued and Redeemed:
Issued	184,334	895,301
Reinvestment of Distributions	—	1,410,678
Redeemed	(1,703,187)	(1,364,892)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,518,853)	941,087

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Operations:
Net Investment Loss	$(136,951)	$(315,529)
Net Realized Gain (Loss) on Investments	(1,858,436)	454,371
Net Change in Unrealized Appreciation (Depreciation) on Investments	(5,881,020)	(1,198,337)

Net Decrease in Net Assets Resulting in Operations	(7,876,407)	(1,059,495)

Distributions	(501,345)	(9,592,618)

Capital Share Transactions:
Issued	5,814,733	5,045,695
Reinvestment of Distributions	457,298	8,297,105
Redemption Fees(1)	19,324	2,391
Redeemed	(8,539,348)	(9,996,283)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,247,993)	3,348,908

Total Decrease in Net Assets	(10,625,745)	(7,303,205)

Net Assets:
Beginning of Period/Year	44,897,810	52,201,015

End of Period/Year	$34,272,065	$44,897,810

Shares Issued and Redeemed:
Issued	259,678	176,834
Reinvestment of Distributions	16,012	337,144
Redeemed	(345,822)	(366,807)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(70,132)	147,171

(1) See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Six Months Ended April 30, 2020 (Unaudited)	Years Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period/Year	$8.05	$10.99	$11.16	$10.16	$13.61	$17.40

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.01)	(0.03)	(0.05)	(0.03)	(0.04)	(0.06)
Net Realized and Unrealized Gain (Loss)	(1.35)	(0.45)	0.60	1.48	(0.64)	0.83

Total from Investment Operations	(1.36)	(0.48)	0.55	1.45	(0.68)	0.77

Distributions from:
Net Realized Gain	—	(2.45)	(0.72)	(0.45)	(2.77)	(4.56)
Return of Capital	—	(0.01)	—	—	—	—

Total Distributions	—	(2.46)	(0.72)	(0.45)	(2.77)	(4.56)

Net Asset Value, End of Period/Year	$6.69	$8.05	$10.99	$11.16	$10.16	$13.61

Total Return†	(16.89)%	(0.80)%	5.00%	14.49%	(5.18)%	5.35%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$23,593	$40,601	$45,107	$48,204	$41,425	$48,215
Ratio of Net Expenses to Average Net Assets	1.00%(2)*	1.00%(2)	1.00%(2)	0.97%(3)	1.07%(3)	1.19%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.97%*	1.77%	1.68%	1.66%	1.56%	1.67%
Ratio of Net Investment Loss to Average Net Assets	(0.35)%*	(0.42)%	(0.41)%	(0.32)%	(0.35)%	(0.42)%
Portfolio Turnover Rate†	35%	84%	103%	84%	54%	47%

(1)	Per share calculations were performed using average shares for the period.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have decreased by 5 basis points (bps), 1 bps and 5 bps, respectively.

(3)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps, 2 bps and 6 bps, respectively.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the preiod.

*	Annualized.

Amounts	designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

		Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Six Months Ended April 30, 2020 (Unaudited)	Years Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period/Year	$28.01	$35.85	$38.16	$29.20	$27.53	$27.50

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.09)	(0.20)	(0.28)	(0.33)	(0.11)	(0.33)
Net Realized and Unrealized Gain (Loss)	(5.25)	(0.93)	2.23	9.29	1.78	0.36

Total from Investment Operations	(5.34)	(1.13)	1.95	8.96	1.67	0.03

Redemption Fees	0.01	—^	—^	—^	—^	—^

Distributions from:
Net Realized Gain	(0.32)	(6.71)	(4.26)	—	—	—

Total Distributions	(0.32)	(6.71)	(4.26)	—	—	—

Net Asset Value, End of Period/Year	$22.36	$28.01	$35.85	$38.16	$29.20	$27.53

Total Return†	(19.28)%	(0.55)%	5.84%	30.68%	6.07%	0.11%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$34,272	$44,898	$52,201	$50,919	$44,888	$43,493
Ratio of Net Expenses to Average Net Assets	1.25%(2)*	1.25%(2)	1.25%(2)	1.25%(3)	1.36%(3)	1.60%(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.58%*	1.54%	1.39%	1.47%	1.55%	1.71%
Ratio of Net Investment Loss to Average Net Assets	(0.70)%*	(0.68)%	(0.78)%	(0.97)%	(0.40)%	(1.14)%
Portfolio Turnover Rate†	40%	67%	64%	48%	62%	71%

(1)	Per share calculations were performed using average shares for the period.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have decreased by 2 basis points (bps), 2bps, and 1 bps, respectively.

(3)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these expense offsets were excluded, the ratios would have increased by 3 bps, 1 bps and 1 bps, respectively.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.

*	Annualized.

^	Value is less than $0.005 per share.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 44 funds. The financial statements herein are those of the Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”) and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there

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is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the

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lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indicator of the risk associated with investing in these securities.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2020, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

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As of and during the six months ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2020, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $19,324 and $2,391, for the six months ended April 30, 2020 and the year ended October 31, 2019, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

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4. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2020, the Small Cap Portfolio and Micro Cap Portfolio paid $32,542 and $42,117, respectively, for these services.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $6,632 and $2,715, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2020, the Small Cap Portfolio and the Micro Cap Portfolio earned credits of $1,150 and $1,118, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has

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contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2021. In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

RHJ Fund	Contractual Expense Limitation
Small Cap Portfolio	1.00%
Micro Cap Portfolio	1.25%

As of April 30, 2020, the Adviser may seek as reimbursement of previously waived fees for the Funds as follows:

RHJ Fund	Expiring 2021	Expiring 2022	Expiring 2023	Total
Small Cap Portfolio	$331,548	$372,705	$292,230	$996,483
Micro Cap Portfolio	90,382	104,475	118,099	312,956

6. Investment Transactions:

For the six months ended April 30, 2020, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales

Small Cap Portfolio	$11,010,308	$22,854,565

Micro Cap Portfolio	15,218,674	19,517,439

There were no purchases or sales of long-term U.S. Government Securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital as appropriate, in the period in which the differences arise.

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The tax character of dividends and distributions declared during the last two fiscal years was as follows:

RHJ Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

Small Cap Portfolio

2019	$1,474,205	$8,345,097	$40,146	$9,859,448

2018	—	2,911,003	—	2,911,003

Micro Cap Portfolio

2019	785,181	8,807,437	—	9,592,618

2018	—	5,688,859	—	5,688,859

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

RHJ Fund	Undistributed Long-Term Capital Gain	Capital Loss Carry Forward - Short-Term	Late-Year Loss Deferral	Unrealized Appreciation	Total Distributable Earnings
Small Cap Portfolio	$—	$(3,942,628)	$(175,886)	$ 4,137,793	$ 19,279
Micro Cap Portfolio	490,231	—	(280,754)	7,148,926	7,358,403

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and retain their character as either short-term or long-term capital losses.

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2019 through October 31, 2019, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2020, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Portfolio	$24,189,314	$2,450,148	$(2,839,412)	$(389,264)
Micro Cap Portfolio	33,013,742	5,052,536	(3,725,993)	1,326,543

8. Concentration of Risks:

Equity Risk (Small Cap Portfolio, Micro Cap Portfolio) — Since the Funds purchase equity securities, the Funds are subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets

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have moved in cycles, and accordingly the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small-Capitalization Company Risk (Small Cap Portfolio, Micro Cap Portfolio) — The small-capitalization companies in which the Funds will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk (Small Cap Portfolio, Micro Cap Portfolio) — The Funds pursue a “growth style” of investing, meaning that the Funds invest in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Funds may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk (Micro Cap Portfolio) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Market Risk (Small Cap Portfolio, Micro Cap Portfolio) — Each Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact

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could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

9. Other:

At April 30, 2020, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

RHJ Fund	No. of Shareholders	% Ownership

Small Cap Portfolio	2	46%
Micro Cap Portfolio	1	48%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies focus on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacts the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

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12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2019 through April 30, 2020).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return

Small Cap Portfolio	$1,000.00	$831.10	1.00%	$4.55

Micro Cap Portfolio	1,000.00	807.20	1.25	5.62
Hypothetical 5% Return

Small Cap Portfolio	$1,000.00	$1,019.89	1.00%	$5.02

Micro Cap Portfolio	1,000.00	1,018.65	1.25	6.27

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

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The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-SA-001-1900

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2020